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               Amcore Vintage U.S. Government Obligations Fund
                       Amcore Vintage Fixed Income Fund
                  Amcore Vintage Intermediate Tax Free Fund
                          Amcore Vintage Equity Fund
                         Amcore Vintage Balanced Fund
                    Amcore Vintage Aggressive Growth Fund
                    Amcore Vintage Fixed Total Return Fund

       Supplement Dated March 5, 1996 to Prospectus Dated June 1, 1995

        The Prospectus is hereby supplemented as follows:

        1. The Financial Highlights in the table below set forth certain financial data and investment results of the Balanced Fund and the Fixed Total Return Fund, since the commencement of operations of these Funds, expressed in one share outstanding throughout the period. The Financial Highlights are derived from the unaudited financial statements of the Funds for the periods indicated. The Financial Highlights should be read in conjunction with the unaudited financial statements, related notes and other information included in the Statement of Additional information.

        2. The Weighted Average Maturity restriction for the Fixed Total Return Fund has been amended from 4 to 6 years to 3 to 7 years.

        3. The Fixed Total Return Fund will invest substantially all, but in no event less that 75%, of the value of its total assets in fixed income securities with stated or remaining maturities of 15 years or less or securities with a stated or remaining maturity in excess of 15 years if such securities have an unconditional put to sell or redeem the security within 15 years from the date of purchase. While this does not represent a change in the fund's investment policy, it clarifies the circumstance in which the fund may hold fixed income securities with a remaining maturity of 15 years or more.

        4. The Information for Dean C. Countryman which appears on page 31 of the Prospectus is deleted in its entirety. As of January 1, 1996, Elizabeth
S. Pierson has been assigned responsibility for the day-to-day management of Fixed Income, Fixed Total Return and Tax-Free Funds' portfolios. Ms. Pierson has been employed by AMCORE Capital Management, Inc. (or a predecessor) since 1984. She began her investment career in 1984. She has a B.S. degree from the University of Illinois, Champaign-Urbana and is a Chartered Financial Analyst. She has been responsible for investment management and credit responsibilities in numerous individually managed advisory portfolios. She has also been co-manager of Balanced Fund since inception.

        5. The Information for Darrell C. Thompson which appears on page 31 of the Prospectus is changed to read as follows: Darrell C. Thompson is the portfolio manager of the Equity Fund and Balanced Fund. Clyde N. Powers is the portfolio manager of the Aggressive Growth Fund since the inception of the fund. Prior to July 1995 he was employed by Union Bank of San Francisco as Managing Director of Investing Operations. He began his investement career in 1972. He has an BBA degree in Finance from the University of Wisconsin-Milwaukee and is a Chartered Financial Analyst.

        6. As of February 1, 1996 Julie A. O'Rourke has been assigned the responsibility of co-manager for the Balanced Fund. Ms. O'Rourke has been employed by AMCORE Capital Management, Inc. (or a predecessor) since 1991 where she began her investment career. She has a B.S. degree in Finance from Rockford College, Rockford, Illinois. She also received her Chartered Financial Analyst designation in 1995. Other responsibilities include equity research and equity account management. She is chairperson of the Equity Research Committee.

        7. All references in the Prospectus to The Winsbury Company, 1900 East Dublin-Granville Road, Columbus, Ohio 43229 are changed in BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219, in order to reflect the change in the name and the address of The Winsbury Company.

             This supplement supercedes all previous supplements.

               INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                       PROSPECTUS FOR FUTURE REFERENCE
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
                                                                                                               Fixed
                                                                                                               Total
                                                                        Balanced                               Return
                                                                          Fund                                 Fund
                                                                  ---------------------               ---------------------
                                                                    June 1, 1995 to                     June 15, 1995 to
                                                                  September 30, 1995                  September 30, 1995
                                                                           (a)                                  (a)
                                                                  ---------------------               ---------------------
         Net Asset Value, Beginning of Period                     $               10.00               $               10.00
                                                                  ---------------------               ---------------------
         INVESTMENT ACTIVITIES:
                Net investment income                                              0.10                                0.16
                Net realized and unrealized
                    gains (losses) on investments                                  0.53
                                                                  ---------------------               ---------------------
         Total from Investment Activities                                          0.63                                0.16
                                                                  ---------------------               ---------------------
         DISTRIBUTIONS:
                Net investment income                                             (0.09)                              (0.15)
                Net realized gains
                                                                  ---------------------               ---------------------
         Total Distributions                                                      (0.09)                              (0.15)
                                                                  ---------------------               ---------------------
         Net Asset Value, End of Period                           $               10.54                $              10.01
                                                                  =====================               =====================

         Total Return                                                              6.26% (b)                           1.59% (b)

         RATIOS/SUPPLEMENTARY DATA:
                Net Assets at end of period (000)                 $              16,788                $             40,483
                Ration of expenses to average
                     net assets                                                    1.37% (c)                           1.16% (c)
                Ration of net investment income to
                     average net assets                                            2.77% (c)                           5.65% (c)
                Ratio of expenses to average
                      net assets*                                                  1.37% (c)                           1.18% (c)
                Ratio of net investment income to
                      average net assets*                                          2.77% (c)                           5.63% (c)

         Portfolio Turnover                                                       13.30%                              25.49%

         *During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

         (a) Period from commencement of operations.
         (b) Aggregate total return.
         (c) Annualized.
